Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of components of right-of-use assets
(a)	Right-of-use-assets

		Containers and	Buildings, vehicles and other
	Vessels	equipment	tangible assets	Total
	US $ in millions
Balance as at January 1, 2023	3,967.3	380.0	58.0	4,405.3
Additions	2,432.4	1.0	19.5	2,452.9
Depreciation	(1,299.0)	(64.5)	(15.6)	(1,379.1)
Impairment	(1,417.3)	(21.1)	(43.0)	(1,481.4)
Other (*)	(70.1)	(11.9)	30.3	(51.7)
Balance as at December 31, 2023	3,613.3	283.5	49.2	3,946.0

		Containers and	Buildings, vehicles and other
	Vessels	equipment	tangible assets	Total
	US $ in millions
Balance as at January 1, 2022	2,720.2	458.6	47.6	3,226.4
Additions	2,184.6		22.5	2,207.1
Depreciation	(1,170.0)	(80.5)	(18.4)	(1,268.9)
Other (*)	232.5	1.9	6.3	240.7
Balance as at December 31, 2022	3,967.3	380.0	58.0	4,405.3

(*) Mainly modifications see also Note 5.

Schedule of maturity analysis of the Group's lease liabilities
(b)	Maturity analysis of the Group's lease liabilities

	As at December 31
	2023	2022
	US $ in millions
Less than one year	1,644.7	1,380.8
One to five years	2,308.2	2,652.8
More than five years	935.9	125.9
Total	4,888.8	4,159.5

Schedule of amounts recognized in profit or loss
(c)	Amounts recognized in profit or loss

	2023	2022
	US $ in millions
Interest expenses related to lease liabilities	370.0	206.0
Expenses relating to short-term leases:
Vessels	27.3	101.6
Containers	23.6	34.3

Schedule of amounts recognized in the statement of cash flows
(d)	Amounts recognized in the statement of cash flows

	2023	2022
	US $ in millions

Cash outflow related to lease liabilities	2,063.0	1,564.1